Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 2,375	€ 2,293
Acquisitions / Additions	(1)	(10)
Charged to income statement	(22)	15	€ 204
Charged to OCI	(201)	(75)
Net exchange differences	(270)	151
Disposal of a business		1
Transfer to/from other headings	0
Ending balance	1,882	2,375	2,293
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,066	808
Acquisitions / Additions	0	0
Charged to income statement	(141)	(76)
Charged to OCI	(358)	278
Net exchange differences	(108)	63
Disposal of a business		(7)
Transfer to/from other headings	8
Ending balance	467	1,066	808
Insurance contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,180)	(661)
Acquisitions / Additions	0	0
Charged to income statement	574	(109)
Charged to OCI	152	(354)
Net exchange differences	110	(63)
Disposal of a business		7
Transfer to/from other headings	0
Ending balance	(344)	(1,180)	(661)
Deferred expenses and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	576	537
Acquisitions / Additions	(1)	(10)
Charged to income statement	(50)	12
Charged to OCI	0	0
Net exchange differences	(67)	36
Disposal of a business		0
Transfer to/from other headings	0
Ending balance	459	576	537
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	237	214
Acquisitions / Additions	0	0
Charged to income statement	(9)	12
Charged to OCI	2	(3)
Net exchange differences	(28)	15
Disposal of a business		0
Transfer to/from other headings	0
Ending balance	203	237	214
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,448	1,112
Acquisitions / Additions	0	0
Charged to income statement	(189)	259
Charged to OCI	2	(4)
Net exchange differences	(148)	81
Disposal of a business		0
Transfer to/from other headings	0
Ending balance	1,113	1,448	1,112
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	228	284
Acquisitions / Additions	0	0
Charged to income statement	(207)	(83)
Charged to OCI	0	8
Net exchange differences	(30)	19
Disposal of a business		0
Transfer to/from other headings	(8)
Ending balance	€ (17)	€ 228	€ 284